CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-current Assets [Table Text Block]	Assets

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2026	2025	2026	2025	2026	2025
Current portion	$5,082	$7,362	$23,397	$22,772	$7,227	$5,923
Non-current portion	27,437	22,671	9,802	10,737	2,204	2,926
	$32,519	$30,033	$33,199	$33,509	$9,431	$8,849

Schedule of Current and Non-current Liabilities [Table Text Block]	Liabilities

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
	2026	2025	2026	2025	2026	2025
Current portion	$32,903	$32,288	$352	$500	$28,048	$38,814
Non-current portion	21,585	24,169	14,359	13,801	222,223	206,497
	$54,488	$56,457	$14,711	$14,301	$250,271	$245,311